Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	$ 294,403	$ 266,828
Less: accumulated depreciation and amortization	(167,732)	(127,111)
Property and equipment, net	126,671	139,717
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	141,550	124,526
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	129,573	120,629
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal	$ 23,280	$ 21,673